Fees Summary	Nov. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 354,191,375.00
Previously Paid Amount	0.00
Total Fee Amount	48,913.83
Total Offset Amount	48,913.83
Net Fee	0.00
Narrative - Max Aggregate Offering Price	$ 354,191,375.00
Final Prospectus	true